SUBSEQUENT EVENTS - Additional Information (Detail) ₱ in Thousands, € in Thousands, $ in Thousands												12 Months Ended
	Mar. 31, 2021 PHP (₱)	Mar. 26, 2021	Mar. 22, 2021 USD ($)	Mar. 22, 2021 PHP (₱)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 17, 2021 USD ($)	Jan. 21, 2021 USD ($)	Jan. 21, 2021 HKD ($)	Jan. 14, 2021 USD ($)	Jan. 04, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 11, 2021 USD ($)
Subsequent Event [Line Items]
Total long-term debt												$ 5,700,168	$ 4,451,278
Repayments of long-term debt												$ 1,454,837	$ 2,592,631	$ 592,573
Percentage of tax on estimated taxable income												12.00%	12.00%	12.00%
Philippine Corporate Income Tax [Member]
Subsequent Event [Line Items]
Percentage of tax on estimated taxable income												30.00%	30.00%	30.00%
Land, Buildings and Improvements [Member] | COVID-19 [Member] | 2020 [Member] | MRP Lease Amendment Agreement [Member]
Subsequent Event [Line Items]
Lease Rent Concession			$ 42,900	₱ 2,060,000,000
Land, Buildings and Improvements [Member] | Minimum [Member] | COVID-19 [Member] | 2021 [Member] | MRP Lease Amendment Agreement [Member]
Subsequent Event [Line Items]
Lease Rent Concession | ₱	₱ 1,670,000,000
Land, Buildings and Improvements [Member] | Maximum [Member] | COVID-19 [Member] | 2021 [Member] | MRP Lease Amendment Agreement [Member]
Subsequent Event [Line Items]
Lease Rent Concession			$ 34,702
Subsequent Event [Member] | Minimum [Member] | Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member]
Subsequent Event [Line Items]
Percentage of tax on estimated taxable income		1.00%
Subsequent Event [Member] | Minimum [Member] | Philippine Corporate Income Tax [Member] | July 1, 2020 [Member]
Subsequent Event [Line Items]
Percentage of tax on estimated taxable income		25.00%
Subsequent Event [Member] | Maximum [Member] | Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member]
Subsequent Event [Line Items]
Percentage of tax on estimated taxable income		2.00%
Subsequent Event [Member] | Maximum [Member] | Philippine Corporate Income Tax [Member] | July 1, 2020 [Member]
Subsequent Event [Line Items]
Percentage of tax on estimated taxable income		30.00%
Subsequent Event [Member] | 2019 7.250% Studio City Notes [Member]
Subsequent Event [Line Items]
Maturity date											Jan. 11, 2021
Debt Instrument Redemption Amount							$ 252,944
Subsequent Event [Member] | 2021 5.000% Studio City Notes, due 2029 [Member]
Subsequent Event [Line Items]
Total long-term debt										$ 750,000
Interest rate per annum										5.00%
Purchase price as percentage of principal										100.00%
Subsequent Event [Member] | 2019 5.375% Senior Notes [Member]
Subsequent Event [Line Items]
Total long-term debt								$ 250,000
Interest rate per annum								5.375%
Purchase price as percentage of principal								103.25%	103.25%
Subsequent Event [Member] | 2020 Credit Facilities [Member]
Subsequent Event [Line Items]
Repayments of long-term debt								$ 249,887	$ 1,937,500,000
Conditional Tender Offer [Member] | Subsequent Event [Member] | 2019 7.250% Studio City Notes [Member]
Subsequent Event [Line Items]
Total long-term debt															$ 347,056
Electricity Authority Cyprus Agreement [Member] | Freehold land [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Land					$ 1,045	€ 850,000
Electricity Authority Cyprus Agreement [Member] | Substation Building [Member]
Subsequent Event [Line Items]
Proceeds from sale of Building					$ 3,168	€ 2,576,000